Summary of significant accounting policies - Estimated useful lives of property, equipment and software, net (Details)	12 Months Ended
Dec. 31, 2019
Office furniture and equipment | Minimum
Estimated useful lives
Estimated useful lives	3 years
Office furniture and equipment | Maximum
Estimated useful lives
Estimated useful lives	5 years
Computer and electronic equipment | Minimum
Estimated useful lives
Estimated useful lives	3 years
Computer and electronic equipment | Maximum
Estimated useful lives
Estimated useful lives	5 years
Software
Estimated useful lives
Estimated useful lives	5 years
Leasehold improvements
Estimated useful lives
Estimated useful lives	0 years